Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenues, net	$ 25,715	$ 21,121
Revenues Derived From Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	8,740	3,962
Revenues Derived From Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 16,975	$ 17,159